Document and Entity Information	12 Months Ended
Sep. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2012
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	Aug 23, 2012
Document Effective Date	Sep 1, 2012
Prospectus Date	Sep 1, 2012

Legg Mason Capital Management All Cap Fund
Legg Mason Capital Management All Cap Fund
Investment objective
The fund seeks long-term capital growth.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 17 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 50 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares and Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Legg Mason Capital Management All Cap Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		none	none	none	none	none	none		[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[2]	5.00%	1.00%	none	none	none	none		[1]
Small account fee ($)	[3]	15		15	15	none	none	none	none	15
[1]	N/A
[2]	Generally,
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Capital Management All Cap Fund	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I		Class 1
Management fees	0.70%		0.70%		0.70%		0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.25%		0.50%		1.00%		none		none
Other expenses	0.47%		0.63%		0.20%		0.21%	[1]	0.26%	[1]	0.26%	[1]	0.32%		0.37%
Total annual fund operating expenses	1.42%		2.33%		1.90%		1.16%		1.46%		1.96%		1.02%		1.07%
Fees waived and/or expenses reimbursed		[2]		[2]		[2]		[3]		[3]		[3]	(0.02%)	[3]		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42%		2.33%		1.90%		1.16%		1.46%		1.96%		1.00%		1.07%
[1]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	N/A
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30% for Class FI shares, 1.55% for Class R shares, 2.05% for Class R1 shares and 1.00% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - Legg Mason Capital Management All Cap Fund (USD $)	1 year	3 years	5 years	10 years
Class A	711	998	1,306	2,178
Class B	736	1,027	1,345	2,438
Class C	293	597	1,026	2,222
Class FI	118	368	637	1,408
Class R	149	462	798	1,747
Class R1	199	615	1,057	2,285
Class I	102	322	561	1,246
Class 1	109	340	589	1,304

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason Capital Management All Cap Fund (USD $)	1 year	3 years	5 years	10 years
Class A	711	998	1,306	2,178
Class B	236	727	1,245	2,438
Class C	193	597	1,026	2,222
Class FI	118	368	637	1,408
Class R	149	462	798	1,747
Class R1	199	615	1,057	2,285
Class I	102	322	561	1,246
Class 1	109	340	589	1,304

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal investment strategies
The fund invests primarily in equity securities that, in the portfolio manager’s opinion, offer the potential for capital growth. The fund may invest in issuers of any size, allowing the portfolio manager flexibility to identify investment opportunities that are expected to help the fund achieve its investment objective.

The portfolio manager follows an intrinsic value discipline in selecting securities, which means that the portfolio manager seeks to purchase securities trading at large discounts to his assessment of the companies’ estimated values. The portfolio manager determines intrinsic value by measuring the company’s value on such factors as the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. These and other factors may be more or less significant depending on the type of company. The portfolio manager may also consider qualitative factors in selecting stocks, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events and changes in governmental policy or geopolitical dynamics.

The fund may invest up to 25% of its net assets in foreign securities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, legislation recently enacted in the United States is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve greater risk than investments in securities of U.S. issuers. The value of the fund’s securities may decline because of factors affecting foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or the more limited availability of accurate information about foreign issuers, as well as factors affecting the particular issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets. Currency fluctuations could erase investment gains or add to investment losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Prior to February 2, 2007, the fund had a different manager and followed different investment strategies under the name “Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.” Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections All Cap Growth Fund.”
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 28.75 Worst quarter (12/31/2008): (26.35) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2012, was 7.80
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns - Legg Mason Capital Management All Cap Fund		1 year	5 years		10 years		Since inception	Inception date
Class A		(6.77%)	(6.86%)		(1.68%)
Class A Return after taxes on distributions		(6.82%)	(6.87%)		(1.69%)
Class A Return after taxes on distributions and sale of fund shares		(4.40%)	(5.70%)		(1.42%)
Class B		(7.00%)	(6.51%)		(1.67%)
Class C		(2.64%)	(6.04%)		(1.59%)
Class I	[1]	(0.63%)		[2]		[2]	(6.56%)	Oct 2, 2007
Class 1	[1]	(0.71%)		[2]		[2]	(7.74%)	Feb 2, 2007
Russell 3000 Index		1.03%	(0.01%)		3.52%
[1]	For Class I and Class 1 shares, each for the period from the class' commencement of operations to December 31, 2011, the average annual total return of the Russell 3000 Index was (2.32)% and (0.56)%, respectively.
[2]	N/A

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 1, 2012
Legg Mason Capital Management All Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Capital Management All Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 17 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 50 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares and Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

		Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in equity securities that, in the portfolio manager’s opinion, offer the potential for capital growth. The fund may invest in issuers of any size, allowing the portfolio manager flexibility to identify investment opportunities that are expected to help the fund achieve its investment objective.

The portfolio manager follows an intrinsic value discipline in selecting securities, which means that the portfolio manager seeks to purchase securities trading at large discounts to his assessment of the companies’ estimated values. The portfolio manager determines intrinsic value by measuring the company’s value on such factors as the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. These and other factors may be more or less significant depending on the type of company. The portfolio manager may also consider qualitative factors in selecting stocks, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events and changes in governmental policy or geopolitical dynamics.

		The fund may invest up to 25% of its net assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, legislation recently enacted in the United States is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve greater risk than investments in securities of U.S. issuers. The value of the fund’s securities may decline because of factors affecting foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or the more limited availability of accurate information about foreign issuers, as well as factors affecting the particular issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets. Currency fluctuations could erase investment gains or add to investment losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

		Prior to February 2, 2007, the fund had a different manager and followed different investment strategies under the name “Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.” Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections All Cap Growth Fund.”
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 28.75 Worst quarter (12/31/2008): (26.35) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2012, was 7.80
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2011) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Capital Management All Cap Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther		[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	589
10 years	rr_ExpenseExampleYear10	1,304
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	589
10 years	rr_ExpenseExampleNoRedemptionYear10	1,304
1 year	rr_AverageAnnualReturnYear01	(0.71%)	[4]
5 years	rr_AverageAnnualReturnYear05		[1],[4]
10 years	rr_AverageAnnualReturnYear10		[1],[4]
Since inception	rr_AverageAnnualReturnSinceInception	(7.74%)	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2007	[4]
Legg Mason Capital Management All Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.42%
1 year	rr_ExpenseExampleYear01	711
3 years	rr_ExpenseExampleYear03	998
5 years	rr_ExpenseExampleYear05	1,306
10 years	rr_ExpenseExampleYear10	2,178
1 year	rr_ExpenseExampleNoRedemptionYear01	711
3 years	rr_ExpenseExampleNoRedemptionYear03	998
5 years	rr_ExpenseExampleNoRedemptionYear05	1,306
10 years	rr_ExpenseExampleNoRedemptionYear10	2,178
2002	rr_AnnualReturn2002	(28.64%)
2003	rr_AnnualReturn2003	34.00%
2004	rr_AnnualReturn2004	5.20%
2005	rr_AnnualReturn2005	5.53%
2006	rr_AnnualReturn2006	13.49%
2007	rr_AnnualReturn2007	(12.18%)
2008	rr_AnnualReturn2008	(51.23%)
2009	rr_AnnualReturn2009	54.14%
2010	rr_AnnualReturn2010	13.84%
2011	rr_AnnualReturn2011	(1.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.35%)
1 year	rr_AverageAnnualReturnYear01	(6.77%)
5 years	rr_AverageAnnualReturnYear05	(6.86%)
10 years	rr_AverageAnnualReturnYear10	(1.68%)
Legg Mason Capital Management All Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.33%
1 year	rr_ExpenseExampleYear01	736
3 years	rr_ExpenseExampleYear03	1,027
5 years	rr_ExpenseExampleYear05	1,345
10 years	rr_ExpenseExampleYear10	2,438
1 year	rr_ExpenseExampleNoRedemptionYear01	236
3 years	rr_ExpenseExampleNoRedemptionYear03	727
5 years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 years	rr_ExpenseExampleNoRedemptionYear10	2,438
1 year	rr_AverageAnnualReturnYear01	(7.00%)
5 years	rr_AverageAnnualReturnYear05	(6.51%)
10 years	rr_AverageAnnualReturnYear10	(1.67%)
Legg Mason Capital Management All Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,026
10 years	rr_ExpenseExampleYear10	2,222
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	2,222
1 year	rr_AverageAnnualReturnYear01	(2.64%)
5 years	rr_AverageAnnualReturnYear05	(6.04%)
10 years	rr_AverageAnnualReturnYear10	(1.59%)
Legg Mason Capital Management All Cap Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	637
10 years	rr_ExpenseExampleYear10	1,408
1 year	rr_ExpenseExampleNoRedemptionYear01	118
3 years	rr_ExpenseExampleNoRedemptionYear03	368
5 years	rr_ExpenseExampleNoRedemptionYear05	637
10 years	rr_ExpenseExampleNoRedemptionYear10	1,408
Legg Mason Capital Management All Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	561
10 years	rr_ExpenseExampleYear10	1,246
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	322
5 years	rr_ExpenseExampleNoRedemptionYear05	561
10 years	rr_ExpenseExampleNoRedemptionYear10	1,246
1 year	rr_AverageAnnualReturnYear01	(0.63%)	[4]
5 years	rr_AverageAnnualReturnYear05		[1],[4]
10 years	rr_AverageAnnualReturnYear10		[1],[4]
Since inception	rr_AverageAnnualReturnSinceInception	(6.56%)	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007	[4]
Legg Mason Capital Management All Cap Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.46%
1 year	rr_ExpenseExampleYear01	149
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	798
10 years	rr_ExpenseExampleYear10	1,747
1 year	rr_ExpenseExampleNoRedemptionYear01	149
3 years	rr_ExpenseExampleNoRedemptionYear03	462
5 years	rr_ExpenseExampleNoRedemptionYear05	798
10 years	rr_ExpenseExampleNoRedemptionYear10	1,747
Legg Mason Capital Management All Cap Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.96%
1 year	rr_ExpenseExampleYear01	199
3 years	rr_ExpenseExampleYear03	615
5 years	rr_ExpenseExampleYear05	1,057
10 years	rr_ExpenseExampleYear10	2,285
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	615
5 years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 years	rr_ExpenseExampleNoRedemptionYear10	2,285
Legg Mason Capital Management All Cap Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.82%)
5 years	rr_AverageAnnualReturnYear05	(6.87%)
10 years	rr_AverageAnnualReturnYear10	(1.69%)
Legg Mason Capital Management All Cap Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.40%)
5 years	rr_AverageAnnualReturnYear05	(5.70%)
10 years	rr_AverageAnnualReturnYear10	(1.42%)
Legg Mason Capital Management All Cap Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
10 years	rr_AverageAnnualReturnYear10	3.52%

[1]	N/A
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30% for Class FI shares, 1.55% for Class R shares, 2.05% for Class R1 shares and 1.00% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	For Class I and Class 1 shares, each for the period from the class' commencement of operations to December 31, 2011, the average annual total return of the Russell 3000 Index was (2.32)% and (0.56)%, respectively.
[5]	Generally,
[6]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2012